Average Annual Total Returns	12 Months Ended
Dec. 31, 2013
Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(8.92%)
Five Years	5.31%
Ten Years	4.59%
Inception Date	Jun. 29, 2000
Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(8.83%)
Five Years	5.46%
Ten Years	4.71%
Inception Date	Dec. 12, 2003
Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(8.86%)
Five Years	5.42%
Since Inception	4.30%
Inception Date	Jun. 10, 2005
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.54%)
Five Years	5.91%
Ten Years	5.28%
Inception Date	Mar. 01, 1994
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.42%)
Five Years	6.06%
Since Inception	5.98%
Inception Date	Jan. 26, 2006
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.44%)
Five Years	5.99%
Since Inception	6.10%
Inception Date	Apr. 03, 2007
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.45%)
Five Years	6.02%
Since Inception	6.38%
Inception Date	Jun. 04, 2007
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.40%)
Since Inception	2.52%
Inception Date	Nov. 30, 2011
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.45%)
Five Years	6.02%
Ten Years	5.38%
Inception Date	Nov. 12, 2001
Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(9.13%)
Five Years	6.19%
Ten Years	6.25%
Inception Date	Mar. 01, 1994
Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(9.01%)
Five Years	6.34%
Since Inception	6.45%
Inception Date	Feb. 02, 2006
Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(9.03%)
Five Years	6.26%
Since Inception	6.79%
Inception Date	Apr. 03, 2007
Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(8.99%)
Since Inception	1.10%
Inception Date	Oct. 06, 2011
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.07%
Five Years	2.62%
Ten Years	3.27%
Inception Date	Mar. 01, 1994
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.20%
Since Inception	1.21%
Inception Date	Sep. 27, 2011
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.22%
Since Inception	1.23%
Inception Date	Sep. 29, 2011
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.17%
Five Years	2.72%
Since Inception	3.67%
Inception Date	Apr. 03, 2007
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.17%
Five Years	2.73%
Since Inception	3.67%
Inception Date	Mar. 30, 2007
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.17%
Five Years	2.73%
Ten Years	3.36%
Inception Date	Nov. 12, 2001
Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.26%)
Since Inception	4.39%
Inception Date	Jan. 26, 2009
Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.20%)
Since Inception	4.39%
Inception Date	Feb. 17, 2009
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.26%)
Five Years	4.28%
Ten Years	4.42%
Inception Date	Dec. 11, 1986
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.14%)
Five Years	4.43%
Ten Years	4.56%
Inception Date	Sep. 18, 1995
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.15%)
Five Years	4.39%
Ten Years	4.53%
Inception Date	Nov. 12, 2001
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.12%)
Five Years	4.44%
Ten Years	4.57%
Inception Date	Sep. 18, 1995
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.14%)
Five Years	4.37%
Since Inception	4.82%
Inception Date	Apr. 03, 2007
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.15%)
Five Years	4.39%
Since Inception	4.95%
Inception Date	Sep. 01, 2006
Return After Taxes on Distributions | Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(9.63%)
Five Years	4.32%
Ten Years	3.22%
Return After Taxes on Distributions | Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(9.62%)
Five Years	4.40%
Ten Years	3.29%
Return After Taxes on Distributions | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(4.98%)
Five Years	4.33%
Ten Years	3.62%
Return After Taxes on Distributions | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(4.91%)
Five Years	4.43%
Since Inception	4.27%
Return After Taxes on Distributions | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(4.93%)
Five Years	4.40%
Since Inception	4.49%
Return After Taxes on Distributions | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(4.93%)
Five Years	4.40%
Since Inception	4.71%
Return After Taxes on Distributions | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(10.82%)
Five Years	4.29%
Ten Years	4.32%
Return After Taxes on Distributions | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(10.75%)
Five Years	4.38%
Since Inception	4.46%
Return After Taxes on Distributions | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(10.79%)
Five Years	4.33%
Since Inception	4.85%
Return After Taxes on Distributions | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(0.48%)
Five Years	1.87%
Ten Years	2.20%
Return After Taxes on Distributions | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(0.41%)
Since Inception	0.56%
Return After Taxes on Distributions | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(0.41%)
Five Years	1.95%
Since Inception	2.73%
Return After Taxes on Distributions | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(0.42%)
Five Years	1.94%
Since Inception	2.68%
Return After Taxes on Distributions | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.16%)
Since Inception	3.19%
Return After Taxes on Distributions | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.13%)
Since Inception	3.17%
Return After Taxes on Distributions | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.32%)
Five Years	3.03%
Ten Years	2.95%
Return After Taxes on Distributions | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.25%)
Five Years	3.12%
Ten Years	3.03%
Return After Taxes on Distributions | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.25%)
Five Years	3.09%
Since Inception	3.45%
Return After Taxes on Distributions | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.25%)
Five Years	3.10%
Since Inception	3.49%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(4.98%)
Five Years	3.83%
Ten Years	3.10%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(4.93%)
Five Years	3.92%
Ten Years	3.17%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.79%)
Five Years	4.13%
Ten Years	3.54%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.72%)
Five Years	4.22%
Since Inception	4.09%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.73%)
Five Years	4.18%
Since Inception	4.24%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.74%)
Five Years	4.20%
Since Inception	4.45%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(5.10%)
Five Years	4.17%
Ten Years	4.18%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(5.03%)
Five Years	4.26%
Since Inception	4.31%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(5.04%)
Five Years	4.21%
Since Inception	4.62%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.09%
Five Years	1.78%
Ten Years	2.15%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.17%
Since Inception	0.73%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.15%
Five Years	1.85%
Since Inception	2.52%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.15%
Five Years	1.85%
Since Inception	2.51%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.25%)
Since Inception	2.99%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.22%)
Since Inception	2.98%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.23%)
Five Years	2.88%
Ten Years	2.89%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.16%)
Five Years	2.97%
Ten Years	2.98%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.16%)
Five Years	2.94%
Since Inception	3.25%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.16%)
Five Years	2.95%
Since Inception	3.32%
Based on Market Value | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.66%)
Five Years	5.39%
Since Inception	6.09%
Based on Market Value | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(8.91%)
Five Years	5.99%
Since Inception	6.83%
Based on Market Value | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.13%
Five Years	2.12%
Since Inception	3.67%
Based on Market Value | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.11%)
Five Years	3.83%
Since Inception	4.83%
Barclays U.S. Aggregate Bond Index | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.02%)
Since Inception	4.60%
Barclays U.S. Aggregate Bond Index | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.02%)
Since Inception	4.56%
Barclays U.S. Aggregate Bond Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.02%)
Five Years	4.44%
Ten Years	4.55%
Barclays U.S. Aggregate Bond Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.02%)
Five Years	4.44%
Ten Years	4.55%
Barclays U.S. Aggregate Bond Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.02%)
Five Years	4.44%
Ten Years	4.55%
Barclays U.S. Aggregate Bond Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.02%)
Five Years	4.44%
Ten Years	4.55%
Barclays U.S. Aggregate Bond Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.02%)
Five Years	4.44%
Since Inception	4.87%
Barclays U.S. Aggregate Bond Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.02%)
Five Years	4.44%
Since Inception	4.98%
Barclays U.S. 1-5 Year Gov Credit Bond Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.28%
Five Years	2.86%
Ten Years	3.41%
Barclays U.S. 1-5 Year Gov Credit Bond Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.28%
Five Years	2.86%
Since Inception	3.71%
Barclays U.S. 1-5 Year Gov Credit Bond Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.28%
Five Years	2.86%
Since Inception	3.70%
Barclays U.S. 1-5 Year Gov Credit Bond Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.28%
Five Years	2.86%
Ten Years	3.41%
Barclays U.S. 5-10 Year Gov Credit Bond Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.37%)
Five Years	5.99%
Ten Years	5.34%
Barclays U.S. 5-10 Year Gov Credit Bond Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.37%)
Five Years	5.99%
Since Inception	5.89%
Barclays U.S. 5-10 Year Gov Credit Bond Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.37%)
Five Years	5.99%
Since Inception	6.07%
Barclays U.S. 5-10 Year Gov Credit Bond Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.37%)
Five Years	5.99%
Since Inception	6.34%
Barclays U.S. 5-10 Year Gov Credit Bond Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.37%)
Five Years	5.99%
Ten Years	5.34%
Barclays U.S. Long Gov Credit Bond Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(8.83%)
Five Years	6.40%
Ten Years	6.36%
Barclays U.S. Long Gov Credit Bond Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(8.83%)
Five Years	6.40%
Since Inception	6.42%
Barclays U.S. Long Gov Credit Bond Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(8.83%)
Five Years	6.40%
Since Inception	6.84%
Barclays U.S. Treasury Inflation Protected Securities Index | Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(8.61%)
Five Years	5.63%
Ten Years	4.85%
Barclays U.S. Treasury Inflation Protected Securities Index | Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(8.61%)
Five Years	5.63%
Ten Years	4.85%
Barclays U.S. Treasury Inflation Protected Securities Index | Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(8.61%)
Five Years	5.63%
Since Inception	4.47%
Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.97%)
Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.97%)
Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.97%)
Five Years	none
Ten Years	none
Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.97%)
Five Years	none
Ten Years	none
Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.97%)
Five Years	none
Ten Years	none
Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.97%)
Five Years	none
Ten Years	none
Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.97%)
Five Years	none
Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.97%)
Five Years	none
Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.29%
Five Years	none
Ten Years	none
Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.29%
Since Inception	1.30%
Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.29%
Since Inception	1.29%
Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.29%
Five Years	none
Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.29%
Five Years	none
Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.29%
Five Years	none
Ten Years	none
Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.37%)
Five Years	none
Ten Years	none
Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.37%)
Five Years	none
Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.37%)
Five Years	none
Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.37%)
Five Years	none
Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.37%)
Since Inception	2.54%
Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.37%)
Five Years	none
Ten Years	none
Barclays U.S. Long Gov Credit Float Adjusted Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(8.83%)
Five Years	none
Ten Years	none
Barclays U.S. Long Gov Credit Float Adjusted Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(8.83%)
Five Years	none
Barclays U.S. Long Gov Credit Float Adjusted Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(8.83%)
Five Years	none
Barclays U.S. Long Gov Credit Float Adjusted Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(8.83%)
Since Inception	1.12%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.97%)
Since Inception	4.65%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.97%)
Since Inception	4.62%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.97%)
Five Years	4.50%
Ten Years	4.57%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.97%)
Five Years	4.50%
Ten Years	4.57%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.97%)
Five Years	4.50%
Ten Years	4.57%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.97%)
Five Years	4.50%
Ten Years	4.57%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.97%)
Five Years	4.50%
Since Inception	4.91%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.97%)
Five Years	4.50%
Since Inception	5.01%
Spliced Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.29%
Five Years	2.86%
Ten Years	3.41%
Spliced Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.29%
Five Years	2.86%
Since Inception	3.72%
Spliced Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.29%
Five Years	2.86%
Since Inception	3.71%
Spliced Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.29%
Five Years	2.86%
Ten Years	3.41%
Spliced Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.37%)
Five Years	6.00%
Ten Years	5.34%
Spliced Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.37%)
Five Years	6.00%
Since Inception	5.89%
Spliced Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.37%)
Five Years	6.00%
Since Inception	6.07%
Spliced Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.37%)
Five Years	6.00%
Since Inception	6.35%
Spliced Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.37%)
Five Years	6.00%
Ten Years	5.34%
Spliced Barclays U.S. Long Gov Credit Float Adjusted Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(8.83%)
Five Years	6.41%
Ten Years	6.36%
Spliced Barclays U.S. Long Gov Credit Float Adjusted Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(8.83%)
Five Years	6.41%
Since Inception	6.41%
Spliced Barclays U.S. Long Gov Credit Float Adjusted Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(8.83%)
Five Years	6.41%
Since Inception	6.84%